Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	$ 87,591	$ 87,166
Accmulated Amortization	(30,414)	(28,904)
Net Book Value	57,177	58,262
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	21,729	21,729
Accmulated Amortization	(19,884)	(18,647)
Net Book Value	1,845	3,082
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	9,446	9,286
Accmulated Amortization	(8,974)	(8,885)
Net Book Value	472	401
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,224	1,222
Accmulated Amortization	(1,146)	(1,118)
Net Book Value	78	104
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	1,037	974
Accmulated Amortization	(410)	(254)
Net Book Value	627	720
Subtotal - Definite-Lived Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	33,436	33,211
Accmulated Amortization	(30,414)	(28,904)
Net Book Value	3,022	4,307
VITAS Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	51,300	51,300
Net Book Value	51,300	51,300
Operating Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	2,705	2,655
Net Book Value	2,705	2,655
Rapid Rooter Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Asset	150
Net Book Value	$ 150